PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.3%
Asset-Backed Securities 10.3%
Cayman Islands 3.0%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.817%(c)	05/17/31		174	$174,476
Broad River BSL Funding CLO Ltd., Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34		250	250,113
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.579(c)	04/30/31		84	84,448
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.534(c)	04/17/31		76	75,445
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.574(c)	04/15/31		81	81,304
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	6.433(c)	02/20/31		250	250,643
TCW CLO Ltd., Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.735(c)	10/29/34		250	250,855
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.532(c)	04/25/31		76	76,463
Wind River CLO Ltd., Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.774(c)	10/15/34		250	249,528
					1,493,275
Ireland 2.9%
Ares European CLO DAC, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	491,459
Carlyle Euro CLO DAC, Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.775(c)	10/15/35	EUR	300	310,896

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.773%(c)	11/15/31	EUR	385	$397,831
Palmer Square European CLO DAC, Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.839(c)	10/15/39	EUR	250	259,350
					1,459,536
Spain 0.1%
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.161(c)	03/15/26	EUR	38	29,365
					29,366
United States 4.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27		100	100,568
Series 2023-02A, Class C, 144A	6.180	10/20/27		100	100,766

Chase Auto Owner Trust, Series 2022-AA, Class D, 144A	5.400	06/25/30		200	199,462
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		127	127,739
Exeter Automobile Receivables Trust, Series 2021-03A, Class D	1.550	06/15/27		92	89,417
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		100	103,312
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28		200	200,786
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.073(c)	03/20/54		15	14,923
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		35	35,245
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	99,192
Series 2023-01A, Class D, 144A	7.070	02/14/33		200	208,158
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	102,893
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	103,809

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

RCKT Mortgage Trust, Series 2024-CES06, Class A1A, 144A	5.344%	09/25/44		282	$280,899
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	98,839
Santander Drive Auto Receivables Trust, Series 2022-06, Class C	4.960	11/15/28		100	100,193
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		79	79,424
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		79	80,026
					2,125,651

Total Asset-Backed Securities (cost $5,327,273)					5,107,828
Commercial Mortgage-Backed Securities 6.8%
Canada 0.3%
BX Commercial Mortgage Trust, Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	5.079(c)	11/15/41	CAD	200	137,904
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	14	8,933
					146,837
Ireland 0.2%
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.905(c)	08/17/33	EUR	98	101,298
United Kingdom 0.7%
Deco DAC, Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.354(c)	08/07/30	GBP	136	164,665
Taurus DAC,
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.477(c)	08/17/31	GBP	59	73,082
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.827(c)	08/17/31	GBP	64	78,670
					316,417

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States 5.6%
BANK,
Series 2018-BN10, Class A4	3.428%	02/15/61	237	$227,619
Series 2020-BN26, Class A3	2.155	03/15/63	200	174,018

Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	130	116,150
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	200	193,057
Series 2020-B17, Class A4	2.042	03/15/53	75	64,286
Series 2020-B20, Class A3	1.945	10/15/53	100	89,524

BX Commercial Mortgage Trust, Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.346(c)	01/17/39	125	119,183
BX Trust, Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.006(c)	01/15/39	125	124,961
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	145	140,396
Commercial Mortgage Trust, Series 2014-UBS04, Class A5	3.694	08/10/47	33	32,813
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.614(cc)	11/25/25	1,870	7,277
Series K111, Class X1, IO	1.568(cc)	05/25/30	316	21,067
Series K113, Class X1, IO	1.376(cc)	06/25/30	911	53,697
Series KG03, Class X1, IO	1.371(cc)	06/25/30	1,038	60,130

GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51	121	117,035
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.920(c)	03/15/36	100	95,781
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	200	193,540
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	213	207,207
Series 2021-C59, Class A3	1.958	04/15/54	600	523,953

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.821%(c)	05/15/31		100	$99,631
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.921(c)	05/15/31		125	124,692
					2,786,017

Total Commercial Mortgage-Backed Securities (cost $3,588,709)					3,350,569
Corporate Bonds 38.2%
Brazil 0.5%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	121,189
Gtd. Notes	6.625	01/16/34	GBP	100	121,037
					242,226
Bulgaria 0.4%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	193,994
Canada 1.2%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		6	6,022
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,825

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	31,948
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,494
Sr. Unsec’d. Notes	3.750	02/15/52		10	6,855

Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes	5.625	08/16/32		200	201,981
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		25	23,265
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	292,885
					596,275

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China 0.1%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100%	03/29/26		31	$30,355
France 4.6%
Agence Francaise de Developpement EPIC, Sr. Unsec’d. Notes, EMTN	0.250	06/29/29	EUR	100	92,463
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		200	180,375
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		200	172,288
Sub. Notes, EMTN	2.500(ff)	03/31/32	EUR	200	203,505
BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27		250	237,467
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	1,000	137,972

Ile-de-France Mobilites, Sr. Unsec’d. Notes, EMTN	3.050	02/03/33	EUR	100	101,878
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	182,165
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	46	39,298
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	100	94,349
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	100	81,641
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	72,648
Societe Generale SA,
Gtd. Notes, 144A	2.797(ff)	01/19/28		200	190,713
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26		200	193,941

TDF Infrastructure SASU, Sr. Unsec’d. Notes	4.125	10/23/31	EUR	100	103,693
TotalEnergies SE, Jr. Sub. Notes, Series NC7, EMTN	1.625(ff)	10/25/27(oo)	EUR	200	197,313
					2,281,709
Germany 1.0%
Deutsche Bahn Finance GmbH, Gtd. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	100	92,718
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	61,008
Deutsche Bank AG, Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	143,139

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.625%	05/03/31	EUR	100	$108,984
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	104,119
					509,968
Hong Kong 0.7%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	194,874
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	137,434
					332,308
Hungary 0.4%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	99,360
MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	96,089
					195,449
India 1.0%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	306,614
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	200	192,006
					498,620
Indonesia 0.4%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	88,554
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	100	103,416
					191,970
Israel 0.4%
Israel Electric Corp. Ltd., Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	175,052

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy 0.4%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, 144A	5.750%	05/05/26		200	$201,662
Jamaica 0.4%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A^(x)	0.000	12/31/30		10	1,257
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		5	41

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27		207	206,250
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28		6	5,411
					212,959
Luxembourg 1.8%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	200	200,449
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	400	383,701

P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	100	96,171
SELP Finance Sarl, Gtd. Notes, EMTN	3.750	08/10/27	EUR	200	210,625
					890,946
Malta 0.4%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	210,007
Mexico 1.4%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		133	116,011
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	187,262
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	100	93,366
Gtd. Notes, EMTN	2.750	04/21/27	EUR	100	94,533
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	193,347
					684,519

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands 0.4%
Cooperatieve Rabobank UA, Sr. Preferred Notes, GMTN	3.500%	12/14/26	AUD	90	$54,522
JDE Peet’s NV, Gtd. Notes, 144A	1.375	01/15/27		150	139,986
					194,508
Norway 0.3%
Aker BP ASA, Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	157,738
Peru 0.0%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		7	6,989
Philippines 0.6%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	296,816
Portugal 0.2%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	113,589
South Africa 0.4%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	198,250
Spain 0.4%
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	199,932
Supranational Bank 0.6%
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.500	03/07/28	EUR	100	108,226
European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	39,333
Sr. Unsec’d. Notes, 144A, MTN	4.579(s)	05/28/37	CAD	150	63,121

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)

International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820%(c)	08/11/26		100	$93,257
					303,937
Sweden 0.2%
Heimstaden Bostad Treasury BV, Gtd. Notes, EMTN	1.375	03/03/27	EUR	100	99,072
Switzerland 0.8%
Helvetia Europe SA, Gtd. Notes	2.750(ff)	09/30/41	EUR	200	192,561
UBS Group AG, Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	190,026
					382,587
United Arab Emirates 1.5%
DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	204,044
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	400	247,331
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	100	119,205
MDGH GMTN RSC Ltd., Gtd. Notes, GMTN	0.375	03/10/27	EUR	200	196,587
					767,167
United Kingdom 4.0%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	194,320
Barclays PLC, Sub. Notes, EMTN	1.125(ff)	03/22/31	EUR	200	202,619
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	116,861
British American Tobacco PLC, Jr. Sub. Notes, Series 5.25	3.000(ff)	09/27/26(oo)	EUR	300	306,533
eG Global Finance PLC, Sr. Sec’d. Notes	11.000	11/30/28	EUR	195	225,914

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Hammerson Ireland Finance DAC, Gtd. Notes	1.750%	06/03/27	EUR	300	$300,399
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	133,996
Reckitt Benckiser Treasury Services PLC, Gtd. Notes, EMTN	3.875	09/14/33	EUR	200	214,434
TalkTalk Telecom Group Ltd.,
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	75	27,336
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250	09/01/27	GBP	127	132,443

Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	100	109,359
					1,964,214
United States 13.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		25	22,982
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29		25	24,935
American Medical Systems Europe BV, Gtd. Notes	3.375	03/08/29	EUR	100	105,433
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		25	24,822
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		25	30,854
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		25	21,482
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	23,120
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	23,023
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	216,327
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	61,848
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		130	124,342
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		28	23,791
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		75	64,956
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		100	91,247
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		25	23,158

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28		5	$3,400
Gtd. Notes, 144A	5.000	02/15/29		25	14,625
Gtd. Notes, 144A	5.250	01/30/30		25	13,250
Gtd. Notes, 144A	5.250	02/15/31		25	13,125
Gtd. Notes, 144A	6.250	02/15/29		10	6,159
Gtd. Notes, 144A	7.000	01/15/28		25	17,875
Gtd. Notes, 144A	9.000	12/15/25		25	24,344
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	20,375

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		20	20,186
Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	100	106,823
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		50	50,331
Boeing Co. (The), Sr. Unsec’d. Notes	6.528	05/01/34		80	84,557
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		32	31,840
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31		10	8,423
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31		80	69,101
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		82	66,699
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		25	21,827

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		294	254,247
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29		60	57,426
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27		115	113,054
Capital One Financial Corp., Sr. Unsec’d. Notes	5.463(ff)	07/26/30		55	55,492
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		20	17,685
Gtd. Notes	5.375	03/15/44		5	4,663
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		150	147,024
Sr. Unsec’d. Notes	1.462(ff)	06/09/27		100	95,622
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		15	12,611
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		40	34,148
Sr. Unsec’d. Notes	3.106(ff)	04/08/26		100	99,702

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.174%(ff)	02/13/30		115	$115,315
Sub. Notes	5.827(ff)	02/13/35		15	14,897

Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		75	79,251
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		50	51,320
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30		69	69,672
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		35	35,262
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		25	24,885
DaVita, Inc., Gtd. Notes, 144A	3.750	02/15/31		50	44,008
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		10	10,290
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		25	16,435
Gtd. Notes	7.375	07/01/28		25	17,923
Gtd. Notes	7.750	07/01/26		100	87,428

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		50	52,795
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	101,536
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	49,941
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,974

EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27		25	25,518
Expand Energy Corp., Gtd. Notes	5.375	02/01/29		55	54,386
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	125,034
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		100	94,919
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	16,672
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		75	64,408
Sr. Unsec’d. Notes	5.049(ff)	07/23/30		100	99,650

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	23,746
Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	106,702

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375%	08/01/28		50	$48,573
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	5.709(ff)	02/02/35		130	129,994
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27		25	24,123
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		80	80,000
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		90	82,262
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		30	25,476
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		45	38,941
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		25	23,743
Sr. Unsec’d. Notes	5.294(ff)	07/22/35		20	19,814

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		50	45,531
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	11.000	11/15/29		75	84,961
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		25	24,552
MGM Resorts International, Gtd. Notes	6.500	04/15/32		30	30,047
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		30	28,847
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		80	80,342
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	45,543
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		30	25,050
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		60	49,486

Morgan Stanley Finance LLC, Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	138,073
MPLX LP, Sr. Unsec’d. Notes	4.950	09/01/32		70	67,907
Newell Brands, Inc., Sr. Unsec’d. Notes	6.625	05/15/32		5	5,064
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		25	24,162
NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	27,706
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	22,400
ONEOK, Inc., Gtd. Notes	6.050	09/01/33		90	92,545

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28		25	$25,078
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		50	50,118
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	24,776
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.750	09/15/31		50	47,841
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		25	25,594
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		20	20,035
Realty Income Corp.,
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	200	221,514
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	300	370,875

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		25	25,194
Targa Resources Corp., Gtd. Notes	4.200	02/01/33		20	18,224
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	25,178
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,682

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		75	71,538
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	25,504
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		120	114,107
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		30	30,660
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,626
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,519

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		40	41,695
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		70	52,466
Gtd. Notes	4.000	06/22/50		10	6,779

VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30		60	58,982

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)	25	$25,061
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	125	127,834
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	80	77,459
Gtd. Notes	5.050	03/15/42	45	36,214
Gtd. Notes	5.141	03/15/52	70	52,216
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	25	24,985
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	50	45,382
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	65	57,320

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51	30	20,355
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31	30	31,369
				6,792,223

Total Corporate Bonds (cost $19,910,022)				18,925,041
Floating Rate and Other Loans 0.0%
United States
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.662(c)	02/01/27	5	4,778
Diamond Sports Net, LLC, First Lien Exit Term Loan	12.000	01/02/28	9	7,997

Total Floating Rate and Other Loans (cost $12,672)				12,775
Municipal Bond 0.2%
Louisiana
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B (cost $100,000)	12.000	12/01/34	100	100,040

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 2.8%
United States
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.601%(c)	03/25/42	25	$27,518
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.601(c)	03/25/42	20	21,611
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.449(c)	06/25/43	100	105,297

Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.351(c)	09/26/33	114	114,826
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.351(c)	11/25/50	35	39,872
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.001(c)	01/25/34	8	8,341
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.451(c)	09/25/41	70	70,699
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.201(c)	01/25/42	100	101,331
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.251(c)	04/25/42	140	145,112

Legacy Mortgage Asset Trust, Series 2019-PR01, Class A1, 144A	7.858	09/25/59	35	34,898
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	118	106,001
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.951(c)	04/25/34	7	7,497
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.851(c)	05/25/33	276	280,631

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.687%(c)	03/29/27		185	$187,747

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.051(c)	07/25/33		117	117,555

Total Residential Mortgage-Backed Securities (cost $1,349,853)					1,368,936
Sovereign Bonds 22.9%
Andorra 0.4%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	183,329
Austria 0.4%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	280	210,271
Brazil 1.4%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		676	672,057
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	101,662
Sr. Unsec’d. Notes, Series 30Y	1.375	09/23/50	EUR	100	62,216
					163,878
Chile 0.2%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	111,562
China 0.8%
China Government Bond,
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	243,768

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.000%	11/30/35	CNH	500	$79,408
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	88,703
					411,879
Colombia 1.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	167,400
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	46,403
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	400	415,163
					628,966
Croatia 0.4%
Croatia Government International Bond, Sr. Unsec’d. Notes	1.125	03/04/33	EUR	200	179,342
Cyprus 0.5%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	15,323
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	203,604
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	26,915
					245,842
France 0.9%
Bpifrance SACA, Gtd. Notes, EMTN	3.375	05/25/34	EUR	100	104,346
Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680	03/09/29	CAD	200	140,350
SFIL SA, Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	100	103,012
Societe Des Grands Projets EPIC, Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	100	87,452
					435,160
Greece 2.7%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	13	13,456
Bonds	4.300	02/24/26	EUR	34	35,655
Bonds	4.300	02/24/27	EUR	145	153,424

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/28	EUR	42	$44,701
Bonds	4.300	02/24/29	EUR	25	26,598
Bonds	4.300	02/24/30	EUR	10	10,641
Bonds	4.300	02/24/31	EUR	23	24,421
Bonds	4.300	02/24/32	EUR	24	25,357
Bonds	4.300	02/24/33	EUR	46	48,292
Bonds	4.300	02/24/34	EUR	22	22,982
Bonds	4.300	02/24/35	EUR	33	34,179
Bonds	4.300	02/24/36	EUR	24	24,742
Bonds	4.300	02/24/37	EUR	16	16,401
Bonds	4.300	02/24/38	EUR	15	15,210
Bonds	4.300	02/24/39	EUR	23	23,135
Bonds	4.300	02/24/40	EUR	23	24,426
Bonds	4.300	02/24/41	EUR	23	24,460
Bonds	4.300	02/24/42	EUR	37	39,339
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	600	548,448
Sr. Unsec’d. Notes, 144A	4.375	07/18/38	EUR	85	95,945

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	63,807
					1,315,619
Hong Kong 0.3%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	200	143,016
Hungary 0.7%
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		200	160,184
Sr. Unsec’d. Notes, Series 15Y	1.750	06/05/35	EUR	100	81,737

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000	05/16/29	EUR	100	111,909
					353,830
Indonesia 1.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	168,675
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	200	166,892

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.650%	09/10/32	EUR	200	$205,405
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	210,333
					751,305
Israel 0.7%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	99,906
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	260,071
					359,977
Italy 3.3%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 16Y, 144A	3.250	03/01/38	EUR	85	83,603
Sr. Unsec’d. Notes, Series 21Y, 144A	1.800	03/01/41	EUR	500	389,380
Sr. Unsec’d. Notes, Series 50Y, 144A	2.800	03/01/67	EUR	105	81,913

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	160	152,650
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	72,780
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	345,920
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	56,827
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	126,813
Sr. Unsec’d. Notes, Series 10YR	2.875	10/17/29		200	182,060
Sr. Unsec’d. Notes, Series 30YR	3.875	05/06/51		200	136,591
					1,628,537
Latvia 0.4%
Latvia Government International Bond, Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	200	180,883
Lithuania 0.4%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	185,230

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 0.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375%	02/11/30	EUR	100	$96,154
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	159,247
					255,401
Panama 0.7%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	170,480
Sr. Unsec’d. Notes	3.875	03/17/28		200	187,142
					357,622
Peru 0.2%
Peruvian Government International Bond, Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	88,571
Philippines 0.6%
Philippine Government International Bond, Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	280,973
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	42,339
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	80	77,753
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	150	129,631
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	84,976
					334,699
Saudi Arabia 0.5%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	325	259,609
Serbia 0.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	83,706
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	237,305
					321,011

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Slovakia 0.3%
Slovakia Government Bond, Unsec’d. Notes, Series 242	0.375%	04/21/36	EUR	200	$149,334
Spain 1.5%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	105,927
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	56,783
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	111,463
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	305,241
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	57,625

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	125,521
					762,560
United Arab Emirates 0.2%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	104,161
United Kingdom 0.5%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	123,341
Unsec’d. Notes	5.625	03/29/30	GBP	100	128,074
					251,415

Total Sovereign Bonds (cost $13,277,892)					11,326,039
U.S. Government Agency Obligation 0.0%
Federal Home Loan Bank (cost $12,080)	3.280	03/28/29		13	12,208
U.S. Treasury Obligations 10.7%
U.S. Treasury Bonds	2.375	05/15/51		1,390	874,397
U.S. Treasury Bonds(k)	3.000	02/15/47		70	52,063
U.S. Treasury Bonds	3.375	11/15/48		1,300	1,018,875
U.S. Treasury Notes(k)	1.125	02/15/31		345	286,107
U.S. Treasury Notes(k)	3.500	09/30/29		290	279,918
U.S. Treasury Notes(k)	4.125	10/31/26		1,152	1,150,289
U.S. Treasury Notes	4.250	11/15/34		1,130	1,103,869

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(k)	4.875%	04/30/26	530	$534,037

Total U.S. Treasury Obligations (cost $5,497,570)				5,299,555

	Shares
Affiliated Exchange-Traded Fund 4.2%
United States
PGIM AAA CLO ETF (cost $2,081,766)(wa)	40,859	2,105,056
Common Stocks 0.2%
Jamaica 0.1%
Digicel International Finance Ltd.*^(x)	9,900	59,400
United States 0.1%
Diamond Sports Group, LLC*	1,389	26,217

Total Common Stocks (cost $15,638)		85,617
Preferred Stock 0.0%
Jamaica
Digicel International Finance Ltd.*^(x)	1,051	11,781

	Units
Warrants* 0.0%
United States
Diamond Sports Group, LLC, expiring 06/30/26 (cost $0)	2,598	1,759

Total Long-Term Investments (cost $51,179,815)		47,707,204

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 2.5%
Affiliated Mutual Fund 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $1,253,006)(wa)	1,253,006	$1,253,006
Options Purchased*~ 0.0%
(cost $253)		2,607

Total Short-Term Investments (cost $1,253,259)		1,255,613

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.8% (cost $52,433,074)		48,962,817
Options Written*~ (0.0)%
(premiums received $4,744)		(5,810)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.8% (cost $52,428,330)		48,957,007
Other assets in excess of liabilities(z) 1.2%		585,010

Net Assets 100.0%		$49,542,017

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $101,845 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A^, 0.000%, 12/31/30	11/14/23	$1	$1,257	0.0%
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A^, 0.000%, 12/31/30	11/14/23	—	41	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/30/24-11/15/24	192,185	206,250	0.4
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	6,340	11,781	0.1
Digicel International Finance Ltd. (Jamaica)*^	01/29/24-02/08/24	12,001	59,400	0.1
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	4,029	5,411	0.0
Total		$214,556	$284,140	0.6%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00		2		5	$200
(cost $253)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.380%	1,900	$—
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.380%	1,900	233
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.30%	1 Day SOFR(A)/ 4.380%	4.30%(A)	475	2,174
Total OTC Swaptions (cost $0)								$2,407
Total Options Purchased (cost $253)								$2,607
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50		2		5	$(913)
3 Month SOFR	Put	12/12/25	$96.50		2		5	(3,037)
Total Exchange Traded (premiums received $4,744)								$(3,950)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.380%	3.10%(A)	3,800	$—
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.380%	3.29%(A)	3,800	(102)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.380%	1,900	(5)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.380%	1,900	$(2)
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.54%	4.54%(A)	1 Day SOFR(A)/ 4.380%	950	(1,751)
Total OTC Swaptions (premiums received $0)								$(1,860)
Total Options Written (premiums received $4,744)								$(5,810)
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
59	2 Year U.S. Treasury Notes	Mar. 2025	$12,131,875	$(9,675)
66	5 Year U.S. Treasury Notes	Mar. 2025	7,021,782	(18,418)
3	10 Year Mini Japanese Government Bonds	Mar. 2025	272,233	(3,135)
14	10 Year U.S. Treasury Notes	Mar. 2025	1,523,813	(9,827)
35	20 Year U.S. Treasury Bonds	Mar. 2025	3,986,719	(67,876)
4	Euro Schatz Index	Mar. 2025	443,240	(2,597)
				(111,528)
Short Positions:
9	3 Month CME SOFR	Mar. 2025	2,152,125	11,200
21	3 Month CME SOFR	Sep. 2025	5,034,487	22,707
21	3 Month CME SOFR	Dec. 2025	5,040,262	23,429
6	3 Month CME SOFR	Mar. 2026	1,440,975	(3,911)
6	3 Month CME SOFR	Jun. 2026	1,441,275	(3,007)
12	5 Year Euro-Bobl	Mar. 2025	1,461,863	24,659
22	10 Year Euro-Bund	Mar. 2025	3,024,477	101,625
15	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	1,777,031	6,733
4	British Pound Currency	Mar. 2025	309,975	7,848
29	Euro Currency	Mar. 2025	3,768,912	77,119
				268,402
				$156,874

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/04/25	MSI	AUD	505	$317,372	$314,014	$—	$(3,358)
British Pound,
Expiring 02/04/25	BNYM	GBP	1,093	1,364,322	1,354,790	—	(9,532)
Expiring 02/04/25	UAG	GBP	116	145,002	144,018	—	(984)
Euro,
Expiring 02/04/25	JPM	EUR	13,251	13,812,591	13,749,010	—	(63,581)
Expiring 03/04/25	BNP	EUR	58	60,615	60,501	—	(114)
Expiring 03/04/25	BOA	EUR	205	214,074	213,105	—	(969)
Expiring 03/04/25	JPM	EUR	34	35,952	35,792	—	(160)
Japanese Yen,
Expiring 02/04/25	BOA	JPY	91,672	594,726	591,380	—	(3,346)
Expiring 04/22/25	MSI	JPY	138,628	895,089	902,325	7,236	—
Polish Zloty,
Expiring 04/22/25	GSI	PLN	280	66,698	68,695	1,997	—
South Korean Won,
Expiring 03/19/25	CITI	KRW	48,032	33,713	33,022	—	(691)
				$17,540,154	$17,466,652	9,233	(82,735)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/04/25	BOA	AUD	505	$314,005	$314,014	$—	$(9)
Expiring 03/04/25	MSI	AUD	505	317,395	314,050	3,345	—
British Pound,
Expiring 02/04/25	MSI	GBP	1,207	1,497,416	1,497,005	411	—
Expiring 03/04/25	BNYM	GBP	1,093	1,364,181	1,354,680	9,501	—
Canadian Dollar,
Expiring 04/22/25	MSI	CAD	983	688,253	678,901	9,352	—
Chinese Renminbi,
Expiring 03/19/25	GSI	CNH	7,798	1,074,439	1,067,007	7,432	—
Expiring 03/19/25	MSI	CNH	531	72,408	72,631	—	(223)
Colombian Peso,
Expiring 03/19/25	BARC	COP	273,723	61,135	64,668	—	(3,533)
Euro,
Expiring 02/04/25	JPM	EUR	13,251	13,746,346	13,749,009	—	(2,663)
Expiring 03/04/25	JPM	EUR	13,251	13,830,189	13,766,817	63,372	—
Expiring 03/04/25	MSI	EUR	129	134,154	133,863	291	—
Japanese Yen,
Expiring 02/04/25	JPM	JPY	91,672	585,107	591,379	—	(6,272)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 03/04/25	BOA	JPY	91,672	$596,643	$593,242	$3,401	$—
Mexican Peso,
Expiring 03/19/25	UAG	MXN	5,995	293,107	287,158	5,949	—
South Korean Won,
Expiring 03/19/25	CITI	KRW	78,304	53,702	53,834	—	(132)
Swiss Franc,
Expiring 04/22/25	MSI	CHF	42	46,998	47,019	—	(21)
				$34,675,478	$34,585,277	103,054	(12,853)
						$112,287	$(95,588)
Credit default swap agreements outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		205	$(4,204)	$(1,838)	$(2,366)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		205	(4,534)	(1,603)	(2,931)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		115	(1,560)	1,784	(3,344)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(1,974)	(1,513)	(461)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	165	(117)	(35)	(82)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	55	(39)	(12)	(27)	BARC
					$(12,428)	$(3,217)	$(9,211)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	90	0.283%	$671	$571	$100	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	90	0.237%	708	579	129	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)	140	2.412%	(7,394)	(6,648)	(746)	CITI

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Generalitat de Catalunya	12/20/25	1.000%(Q)		100	0.323%	$711	$(168)	$879	DB
Kingdom of Norway	12/20/25	—%(Q)		120	0.038%	(39)	(52)	13	BARC
Kingdom of Spain	06/20/25	1.000%(Q)		1,000	0.056%	4,813	(703)	5,516	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		170	0.056%	818	(125)	943	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		15	0.056%	72	15	57	BARC
Morgan Stanley	12/20/25	1.000%(Q)		90	0.236%	709	571	138	GSI
People’s Republic of China	06/20/29	1.000%(Q)		410	0.517%	8,415	4,468	3,947	JPM
Republic of Estonia	12/20/26	1.000%(Q)		50	0.269%	726	178	548	JPM
Republic of France	06/20/34	0.250%(Q)		195	0.643%	(5,779)	(4,033)	(1,746)	CITI
Republic of France	12/20/34	0.250%(Q)		570	0.662%	(18,449)	(19,274)	825	BOA
Republic of France	12/20/34	0.250%(Q)		265	0.662%	(8,577)	(6,276)	(2,301)	BOA
Republic of Italy	06/20/30	1.000%(Q)		100	0.641%	1,838	(1,548)	3,386	BARC
Republic of Panama	12/20/26	1.000%(Q)		45	1.028%	31	49	(18)	CITI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	110	0.115%	54	20	34	BARC
						$(20,672)	$(32,376)	$11,704

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	1,670	$(37,334)	$(39,873)	$(2,539)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	730	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.306%	$(57,758)	$(52,948)	$4,810
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.306%	(8,778)	(9,226)	(448)
BRL	7,198	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.049%	—	(152,491)	(152,491)
BRL	4,741	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.049%	—	(90,814)	(90,814)
BRL	3,202	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.049%	—	(86,687)	(86,687)
CAD	700	12/03/25	4.100%(S)	1 Day CORRA(2)(S)/ 3.050%	(860)	5,283	6,143
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/ 3.050%	29	(580)	(609)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 3.050%	$696	$2,084	$1,388
CAD	310	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 3.050%	(2,306)	10,449	12,755
CAD	330	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 3.050%	(7,143)	(13,417)	(6,274)
CAD	60	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 3.050%	(3,584)	2,927	6,511
CAD	85	12/03/44	3.500%(S)	1 Day CORRA(1)(S)/ 3.050%	(4,631)	(3,836)	795
CAD	350	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 3.050%	(6,608)	17,215	23,823
CAD	160	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 3.050%	7,445	7,394	(51)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 3.050%	(4,626)	4,815	9,441
CAD	180	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 3.050%	(9,812)	(7,570)	2,242
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ 0.430%	(146)	584	730
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 0.430%	(343)	(45)	298
CHF	100	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ 0.430%	4,485	12,599	8,114
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 0.430%	(178)	993	1,171
CHF	110	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 0.430%	(4,218)	(9,519)	(5,301)
CHF	230	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.430%	—	(1,642)	(1,642)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ 0.430%	(18,227)	(10,071)	8,156
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(2,932)	(2,932)
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	276	276
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	7	361	354
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(2)	741	743

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	$(4)	$1,775	$1,779
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(56)	9,991	10,047
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	10,736	10,736
CNH	12,085	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	64,036	81,270	17,234
CNH	3,360	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	10,325	10,325
CNH	3,500	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	5,749	7,961	2,212
CNH	3,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	(5)	(5)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/ 3.700%	—	(29,923)	(29,923)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.560%	(2,674)	(4,031)	(1,357)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/ 2.912%	692	6,562	5,870
EUR	2,020	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.912%	—	(17,586)	(17,586)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/ 2.590%	—	(44,463)	(44,463)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 2.912%	(109)	(48,982)	(48,873)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 2.912%	683	10,662	9,979

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	570	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.912%	$(14,119)	$(16,223)	$(2,104)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.590%	3,610	(19,252)	(22,862)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.590%	—	51,133	51,133
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.590%	(6,420)	(45,594)	(39,174)
EUR	55	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 2.912%	190	1,003	813
EUR	410	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.912%	11,201	13,618	2,417
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.590%	—	(44,537)	(44,537)
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.590%	—	23,381	23,381
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.589%	—	(23,838)	(23,838)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.590%	—	54,904	54,904
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.589%	—	(56,057)	(56,057)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.590%	—	57,368	57,368
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.589%	—	(58,473)	(58,473)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.590%	332	(32,689)	(33,021)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.589%	$(190)	$38,364	$38,554
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.590%	5,151	(19,709)	(24,860)
EUR	795	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.590%	(585)	9,410	9,995
GBP	200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.704%	(2,973)	(9,664)	(6,691)
GBP	700	05/08/29	4.000%(A)	1 Day SONIA(1)(A)/ 4.704%	(18,026)	5,348	23,374
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.704%	5,939	6,904	965
GBP	530	05/08/34	3.850%(A)	1 Day SONIA(1)(A)/ 4.704%	(8,640)	12,973	21,613
GBP	180	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 4.704%	978	(4,163)	(5,141)
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.704%	(43,265)	(57,855)	(14,590)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.704%	(70,533)	(87,548)	(17,015)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/ 4.704%	(257)	(2,324)	(2,067)
GBP	55	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 4.704%	(2,898)	2,938	5,836
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	43,974	(123,907)	(167,881)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	(31,017)	(95,657)	(64,640)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	(92,109)	(109,621)	(17,512)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/ 4.704%	76,745	88,948	12,203
GBP	45	05/08/49	3.950%(A)	1 Day SONIA(1)(A)/ 4.704%	(2,668)	2,843	5,511
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 4.704%	—	(27,148)	(27,148)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	(3,452)	(37,544)	(34,092)
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	(141,235)	(168,439)	(27,204)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	65	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.704%	$(231)	$(4,891)	$(4,660)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	(14,580)	(14,580)
JPY	130,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.477%	—	60	60
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/ 0.477%	3	(10,478)	(10,481)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ 0.477%	(370)	(6,545)	(6,175)
JPY	10,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(877)	(2,094)	(1,217)
JPY	119,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(15,811)	(15,811)
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.477%	3	(36,929)	(36,932)
JPY	60,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	11,802	17,219	5,417
JPY	85,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.477%	(3,552)	(4,761)	(1,209)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	23,074	30,531	7,457
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.477%	10,938	12,454	1,516
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ 0.477%	(827)	(15,487)	(14,660)
JPY	30,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(16,575)	(15,805)	770
JPY	50,364	06/27/34	0.995%(A)	1 Day TONAR(1)(A)/ 0.477%	4	2,576	2,572
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ 0.477%	(2,676)	(56,257)	(53,581)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,336)	(27,511)	(26,175)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.477%	(5)	(7,931)	(7,926)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/ 0.477%	114,742	130,150	15,408
JPY	70,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.477%	8,879	(517)	(9,396)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ 0.477%	(22)	(10,946)	(10,924)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.477%	$(11)	$(15,372)	$(15,361)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/ 0.477%	(101)	(22,274)	(22,173)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ 0.477%	(17,008)	(31,146)	(14,138)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/ 0.477%	(125)	(4,618)	(4,493)
JPY	30,000	07/08/44	1.550%(A)	1 Day TONAR(1)(A)/ 0.477%	(6,849)	934	7,783
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ 0.477%	(3,057)	(98,162)	(95,105)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(47,989)	(65,059)	(17,070)
JPY	25,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(37,325)	(42,936)	(5,611)
JPY	75,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	(23,673)	1,730	25,403
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(24,280)	(58,060)	(33,780)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.477%	70,582	83,393	12,811
JPY	60,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	2,927	(4,472)	(7,399)
KRW	700,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(18,240)	(10,441)	7,799
KRW	461,780	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(4,097)	11,410	15,507
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	2,969	25,664	22,695
MXN	5,700	12/10/25	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.278%	106	232	126
MXN	5,700	06/14/34	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.278%	—	2,511	2,511

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 4.540%	$2,166	$(5,907)	$(8,073)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 3.925%	—	(5,971)	(5,971)
PLN	2,220	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	(2,011)	(2,011)
PLN	2,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	(1,779)	(1,779)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 5.810%	11,306	(10,462)	(21,768)
SEK	1,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 2.352%	(1,436)	(9,482)	(8,046)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.633%	746	(10,941)	(11,687)
THB	2,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 2.237%	(4,747)	(2,990)	1,757
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	14,929	14,929
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	11,526	11,526
THB	3,800	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	(874)	(874)
	4,320	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.380%	—	13,665	13,665
	5,740	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.380%	(105)	(8,747)	(8,642)
	4,705	09/06/25	4.200%(T)	1 Day SOFR(2)(T)/ 4.380%	1,166	(13,155)	(14,321)
	2,210	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.380%	—	14,441	14,441
	2,210	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.380%	31,508	11,290	(20,218)
	2,395	09/06/26	3.660%(A)	1 Day SOFR(1)(A)/ 4.380%	(841)	27,262	28,103
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(16,989)	(16,989)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.380%	—	54,229	54,229

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.380%	$—	$5,203	$5,203
	980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(10,179)	(10,179)
	1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(5,405)	(5,405)
	950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.380%	—	3,323	3,323
	280	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(4,714)	(4,714)
	415	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 4.380%	7,975	3,947	(4,028)
	200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.380%	(8,660)	(4,825)	3,835
	1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.380%	(404,929)	(456,052)	(51,123)
	240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.380%	—	1,425	1,425
	465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.380%	(2,687)	(17,119)	(14,432)
	940	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.380%	412,098	451,020	38,922
	1,905	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.380%	—	20,625	20,625
	244	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.380%	—	5,978	5,978
	155	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.380%	7,566	5,261	(2,305)
	510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.380%	5,260	29,592	24,332
	800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.380%	3,605	15,005	11,400
ZAR	6,245	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(8)	(3,220)	(3,212)
					$(241,722)	$(1,219,192)	$(977,470)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	$15,383	$—	$15,383	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	38,120	—	38,120	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	20,592	—	20,592	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	30,086	—	30,086	SCB
CZK	175,005	02/06/25	3.830%(T)	3 Month PRIBOR(1)(T)/ 3.830%	60	—	60	BNP
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	(1,142)	(8)	(1,134)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	(3,146)	(3)	(3,143)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	24	—	24	MSI
MYR	790	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	3,083	(1)	3,084	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	726	(2)	728	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	76	(1)	77	GSI
					$103,862	$(15)	$103,877

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS -25bps(T)/ 4.080%	JPM	02/11/25	600	$11,076	$—	$11,076
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.590%	JPM	02/12/25	1,278	(46,404)	—	(46,404)
					$(35,328)	$—	$(35,328)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).